CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (199,371)	$ (28,997)	¥ (771,316)	¥ (2,422,332)
Depreciation of property and equipment	66,903	9,731	65,704	66,510
Amortization of intangible assets and land use right	153,258	22,290	150,092	145,063
Allowance for doubtful accounts	2,568	374	45,808	30,919
Change in fair value of contingent consideration	(5,242)	(762)	5,572	(1,225)
Foreign exchange loss	14,279	2,077	673	7,597
Loss from disposal of property and equipment	1,368	199	562	859
Share-based compensation expenses	68,738	9,998	98,675	92,419
Change in deferred tax liabilities	(2,362)	(344)	(2,314)	(2,322)
Remeasurement of equity investments	(12,581)	(1,830)	0	0
Change in fair value of investments	(8,153)	(1,186)	0	0
Gain from disposal of equity investment	(1,850)	(269)	0	0
Changes in operating assets and liabilities:
Accounts receivable	(60,584)	(8,812)	(64,286)	(92,147)
Amounts due from related parties	14,810	2,154	283,901	(395,228)
Prepayments and other current assets	(1,867)	(272)	691,932	(379,924)
Accrued interests of yield enhancement products	10,580	1,539	15,114	(29,318)
Other non-current assets	(25,606)	(3,724)	(9,668)	288,460
Accounts and notes payable	553,445	80,495	(167,262)	133,809
Amounts due to related parties	(9,765)	(1,420)	54,398	3,764
Salary and welfare payable	(83,274)	(12,112)	(4,930)	42,688
Taxes payable	(8,748)	(1,272)	20,417	(1,075)
Advances from customers	(152,335)	(22,156)	(595,876)	668,567
Accrued expenses and other liabilities	(34,719)	(5,050)	(221,018)	(399,107)
Accrued interests of amounts due to the individual investors of yield enhancement products	(6,559)	(954)	(11,183)	8,065
Non-current liabilities	(4,844)	(705)	(3,644)	(5,486)
Net cash (used in)/provided by operating activities	268,089	38,992	(418,649)	(2,239,444)
Cash flows from investing activities:
Purchase of short-term investments	(1,858,032)	(270,240)	(2,488,010)	(5,097,309)
Proceeds from maturity of short-term investments	4,067,804	591,638	3,271,860	2,847,284
Purchase of yield enhancement products	0	0	0	(807,210)
Proceeds from maturity of yield enhancement products	172,458	25,083	434,977	538,485
Increase in loan receivable	(1,326,160)	(192,882)	(16,438)	(18,038)
Purchase of property and equipment and intangible assets	(119,442)	(17,372)	(160,497)	(117,894)
Cash paid for long-term investments	(874,120)	(127,135)	(426,227)	(57,500)
Proceeds from maturity of long-term investments	91,030	13,240	0	0
Cash received from disposal of equity investment	3,114	453	0	0
Cash paid for acquisition, net of cash received	(2,660)	(387)	(111)	(16,501)
Net cash (used in)/provided by investing activities	153,992	22,398	615,554	(2,728,683)
Cash flows from financing activities:
Proceeds from the private placement, net of issuance cost	0	0	0	3,275,835
Cash paid for repurchase of ordinary shares	(139,070)	(20,227)	(166,149)	(19,708)
Proceeds from issuance of ordinary shares upon exercise of options	4,585	667	67,344	8,483
Contingent consideration paid for business acquisitions	(6,800)	(989)	(6,800)	(2,250)
Repurchase of redeemable noncontrolling interests	(30,000)	(4,363)	0	0
Cash contribution from noncontrolling interests	2,117	308	3,599	0
Proceeds from sales/(redemption) of yield enhancement products	(171,412)	(24,931)	(682,760)	274,698
Repayment of short-term borrowings	(390)	(59)	0	0
Proceeds from short-term and long-term borrowings	195,758	28,472	0	0
Cash contribution from redeemable noncontrolling interest holders	0	0	0	90,000
Net cash provided by/(used in) financing activities	(145,212)	(21,122)	(784,766)	3,627,058
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(21,754)	(3,164)	(46,025)	110,652
Net (decrease)/increase in cash, cash equivalents and restricted cash	255,115	37,104	(633,886)	(1,230,417)
Cash, cash equivalents and restricted cash at the beginning of year	575,911	83,763	1,209,797	2,440,214
Cash, cash equivalents and restricted cash at the end of year	831,026	120,867	575,911	1,209,797
Supplemental disclosure of cash flow information
Income tax paid	3,740	544	12,199	1,506
Supplemental disclosure of non-cash investing and financing activities
Accrual related to purchase of property and equipment	5,202	757	11,859	16,963
Receivables related to exercise of stock options	(23)	(3)	(385)	(163)
Accrual related to business acquisition	¥ 36,456	$ 5,302	¥ 38,116	¥ 39,344